T. ROWE PRICE Retirement Blend 2030 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 33 .0%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  91,891 107,267 6,484 20,019,485 196,992
U.S. Limited Duration TIPS Index
Fund  37,106 64,748 3,105 10,597,566 98,239
International Bond Fund (USD
Hedged)  36,401 38,207 2,498 8,429,483 72,746
U.S. Treasury Long-Term Index
Fund  25,763 21,747 1,561 6,475,398 47,983
Dynamic Global Bond Fund  21,522 22,893 1,821 5,566,447 41,693
Emerging Markets Bond Fund  17,139 20,348 1,161 3,839,644 38,358
High Yield Fund  15,226 15,395 1,018 4,968,163 29,660
Floating Rate Fund  5,062 4,979 342 1,050,260 9,505
Dynamic Credit Fund  2,967 4,404 274 805,103 7,077
Total Bond Funds (Cost $ 535,212 ) 542,253
EQUITY FUNDS 64 .0%
T. Rowe Price Funds:
Equity Index 500 Fund  147,975 146,890 41,796 1,550,411 277,245
International Equity Index Fund  75,426 68,200 11,899 6,895,766 151,638
Value Fund  54,448 55,496 3,532 2,224,282 117,464
Growth Stock Fund  50,304 64,675 5,495 996,295 103,166
Real Assets Fund  35,999 31,839 14,209 3,436,600 72,134
International Value Equity Fund  29,044 25,543 9,310 2,112,100 56,224
Hedged Equity Fund  25,122 29,627 1,876 4,075,856 54,250
International Stock Fund  17,952 17,628 1,328 1,568,978 35,365
Emerging Markets Discovery Stock
Fund  15,659 14,477 3,693 1,648,706 34,392
Emerging Markets Stock Fund  13,361 12,331 1,624 622,333 31,453
Mid-Cap Index Fund  18,242 15,325 4,812 1,335,147 30,241
Small-Cap Index Fund  13,199 12,447 3,095 1,435,119 26,291
Mid-Cap Value Fund  8,316 7,469 786 470,871 16,782
Mid-Cap Growth Fund  9,779 7,870 2,605 152,625 15,450
New Horizons Fund (3) 5,623 9,207 485 258,658 14,777
Small-Cap Value Fund  8,091 7,033 2,547 244,364 13,611
Total Equity Funds (Cost $ 893,561 ) 1,050,483

T. ROWE PRICE Retirement Blend 2030 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 36,349 58,522 45,146 49,725,414 49,725
Total Short-Term Investments (Cost $ 49,725 ) 49,725
Total Investments in Securities 100.0%
(Cost $1,478,498) $ 1,642,461
Other Assets Less Liabilities (0.0)% (384)
Net Assets 100.0% $ 1,642,077
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$3,700 and $3,700, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (20) $ 243
Dynamic Global Bond Fund  (43) (901) 1,094
Emerging Markets Bond Fund  (4) 2,032 1,230
Emerging Markets Discovery Stock Fund  (10) 7,949 1,329
Emerging Markets Stock Fund  6 7,385 449
Equity Index 500 Fund  2,923 24,176 1,799
Floating Rate Fund  (2) (194) 385
Growth Stock Fund  9,399 (6,318) 91
Hedged Equity Fund  1,956 1,377 589
High Yield Fund  (5) 57 1,156
International Bond Fund (USD Hedged)  (43) 636 1,513
International Equity Index Fund  (82) 19,911 3,989
International Stock Fund  1,811 1,113 830
International Value Equity Fund  128 10,947 1,500
Mid-Cap Growth Fund  622 406 92
Mid-Cap Index Fund  1,275 1,486 253
Mid-Cap Value Fund  450 1,783 267
New Horizons Fund  1,056 432 —
QM U.S. Bond Index Fund  (41) 4,318 4,435
Real Assets Fund  (32) 18,505 2,138
Small-Cap Index Fund  134 3,740 270
Small-Cap Value Fund  1,050 1,034 166
U.S. Limited Duration TIPS Index Fund  (26) (510) 2,714
U.S. Treasury Long-Term Index Fund  (28) 2,034 1,067
Value Fund  2,929 11,052 1,351
U.S. Treasury Money Fund, 3.76% — — 1,143
Affiliates not held at period end (11) — —
Totals $ 23,411 # $ 112,430 $ 30,093 +

T. ROWE PRICE Retirement Blend 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $24,597 of the net realized gain (loss).
+ Investment income comprised $30,093 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2030
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1348-054Q3 02/26